SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C
SEPTEMBER 28, 1998 PROSPECTUS
   The following information found in "Expenses" on page P-4 is no longer applicable.

                                CLASS A       CLASS T       CLASS B       CLASS C

ANNUAL ACCOUNT MAINTENANCE FEE  $12.00        $12.00        $12.00        $12.00
(FOR ACCOUNTS UNDER $2,500)


The following information replaces similar information for CONSUMER INDUSTRIES, CYCLICAL INDUSTRIES, NATURAL RESOURCES, TECHNOLOGY, and UTILITIES GROWTH found in "Expenses" on page P-5.

                      OPERATING EXPENSES                               CLASS A  CLASS T  CLASS B  CLASS C

CONSUMER INDUSTRIES   MANAGEMENT FEE                                    0.59%    0.59%    0.59%    0.59%[A]

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A,      0.66%    0.66%    0.66%    0.66%[A]
                      CLASS T, CLASS B, AND CLASS C)

                      TOTAL OPERATING EXPENSES                          1.50%    1.75%    2.25%    2.25%

CYCLICAL INDUSTRIES   MANAGEMENT FEE                                    0.59%    0.59%    0.59%    0.59%[A]

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A,      0.66%    0.66%    0.66%    0.66%[A]
                      CLASS T, CLASS B, AND CLASS C)

                      TOTAL OPERATING EXPENSES                          1.50%    1.75%    2.25%    2.25%

NATURAL RESOURCES     MANAGEMENT FEE                                    0.59%    0.59%    0.59%    0.59%[A]

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES (AFTER REIMBURSEMENT CLASS C)      0.50%    0.35%    0.39%    0.66%[A]

                      TOTAL OPERATING EXPENSES                          1.34%    1.44%    1.98%    2.25%

TECHNOLOGY            MANAGEMENT FEE                                    0.59%    0.59%    0.59%    0.59%[A]

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES (AFTER REIMBURSEMENT CLASS C)      0.55%    0.51%    0.62%    0.66%[A]

                      TOTAL OPERATING EXPENSES                          1.39%    1.60%    2.21%    2.25%

UTILITIES GROWTH      MANAGEMENT FEE                                    0.59%    0.59%    0.59%    0.59%[A]

                      12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE    0.25%    0.50%    1.00%    1.00%
                      FEE FOR CLASS B AND CLASS C SHARES)

                      OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A,      0.66%    0.66%    0.66%    0.66%[A]
                      CLASS T, CLASS B, AND CLASS C)

                      TOTAL OPERATING EXPENSES                          1.50%    1.75%    2.25%    2.25%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information found in "Expenses" on page P-6.
A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses presented in the preceding table would have been:
                     CLASS A  CLASS T  CLASS B  CLASS C

CONSUMER INDUSTRIES   1.48%   1.73%    2.23%    *

CYCLICAL INDUSTRIES    N/A      N/A      N/A    *

FINANCIAL SERVICES    1.30%    1.50%    2.04%   *

HEALTH CARE           1.36%    1.52%    2.12%   *

NATURAL RESOURCES     1.30%    1.40%    1.94%   *

TECHNOLOGY            1.35%    1.56%    2.18%   *

UTILITIES GROWTH      1.47%    1.71%    2.22%   *

* IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATED EXPENSES. The following information replaces similar information found in "Expenses" on page P-6.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

                                   FULL REDEMPTION                                NO REDEMPTION

                                   CLASS A          CLASS T  CLASS B    CLASS C   CLASS B        CLASS C

CONSUMER INDUSTRIES   1 YEAR        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

                      3 YEARS       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 YEARS       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 YEARS[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

CYCLICAL INDUSTRIES   1 YEAR        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

                      3 YEARS       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 YEARS       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 YEARS[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258

FINANCIAL SERVICES    1 YEAR        $ 70             $ 50     $ 71[A]    $ 31[A]   $ 21           $ 21

                      3 YEARS       $ 97             $ 81     $ 95[A]    $ 65      $ 65           $ 65

                      5 YEARS       $ 126            $ 115    $ 131[A]   $ 112     $ 111          $ 112

                      10 YEARS[B]   $ 207            $ 210    $ 211      $ 242     $ 211          $ 242

HEALTH CARE           1 YEAR        $ 71             $ 50     $ 72[A]    $ 32[A]   $ 22           $ 22

                      3 YEARS       $ 99             $ 82     $ 97[A]    $ 68      $ 67           $ 68

                      5 YEARS       $ 129            $ 116    $ 134[A]   $117      $ 114          $ 117

                      10 YEARS[B]   $ 214            $ 212    $ 218      $ 251     $ 218          $ 251

NATURAL RESOURCES     1 YEAR        $ 70             $ 49     $ 70[A]    $ 33[A]   $ 20           $ 23

                      3 YEARS       $ 98             $ 79     $ 92[A]    $ 70      $ 62           $ 70

                      5 YEARS       $ 127            $ 111    $ 127[A]   $120      $ 107          $ 120

                      10 YEARS[B]   $ 209            $ 201    $ 206      $ 258     $ 206          $ 258

TECHNOLOGY            1 YEAR        $ 71             $ 51     $ 72[A]    $ 33[A]   $ 22           $ 23

                      3 YEARS       $ 99             $ 84     $ 99[A]    $ 70      $ 69           $ 70

                      5 YEARS       $ 129            $ 119    $ 138[A]   $ 120     $ 118          $ 120

                      10 YEARS[B]   $ 215            $ 218    $ 224      $ 258     $ 224          $ 258

UTILITIES GROWTH      1 YEAR        $ 72             $ 52     $ 73[A]    $ 33[A]   $ 23           $ 23

                      3 YEARS       $ 102            $ 88     $ 100[A]   $ 70      $ 70           $ 70

                      5 YEARS       $ 135            $ 127    $ 141[A]   $ 120     $ 120          $ 120

                      10 YEARS[B]   $ 226            $ 234    $ 231      $ 258     $ 231          $ 258


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page P-7.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

                     CLASS A  EFFECTIVE       CLASS T  EFFECTIVE       CLASS B  EFFECTIVE       CLASS C  EFFECTIVE
                              DATE                     DATE                     DATE                     DATE

CONSUMER INDUSTRIES   1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

CYCLICAL INDUSTRIES   1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

FINANCIAL SERVICES    1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

HEALTH CARE           1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

NATURAL RESOURCES     1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

TECHNOLOGY            1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98

UTILITIES GROWTH      1.50%   12/1/98          1.75%   12/1/98          2.25%   12/1/98          2.25%   12/1/98


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                      OTHER EXPENSES                                                   TOTAL OPERATING EXPENSES

                      CLASS A     CLASS T     CLASS B     CLASS C[A]       CLASS A     CLASS T     CLASS B     CLASS C[A]

CONSUMER INDUSTRIES   1.62%       1.12%       1.87%       2.80%            2.46%       2.21%       3.46%       4.39%

CYCLICAL INDUSTRIES   4.56%       2.91%       5.85%       14.42%           5.40%       4.00%       7.44%       16.01%

NATURAL RESOURCES     *           *           *           1.15%            *           *           *           2.74%

TECHNOLOGY            *           *           *           0.84%            *           *           *           2.43%

UTILITIES GROWTH      1.34%       0.85%       1.04%       1.52%            2.18%       1.94%       2.63%       3.11%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
* TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1998.
The following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-25.
Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.
The following information replaces similar information found in "How to Buy Shares" on page P-33.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts* $500
Through regular investment plans** $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts* None
* THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS. ** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE P-36.
The following information replaces similar information found in "Investor Services" on page P-37.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100

The following information replaces the second paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.
Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.
The following information replaces the fourth paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page P-39.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
   The following information found in "Transaction Details" on page P-41 is no longer applicable.
       FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE
FEE    of $12.00 from accounts with a value of less than $2,500
(including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
The following information replaces similar information found in "Exchange Restrictions" on page P-41.
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
The following information replaces the Class A waivers found in "Sales Charge Reductions and Waivers" beginning on page P-42.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an employee benefit plan with at least $25 million or more in plan assets;
2. Purchased by an employee benefit plan investing through an insurance company separate account used to fund annuity contracts;
3. Purchased for an employee benefit plan investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. Purchased for an employee benefit plan investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this
waiver;    or
8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of
investment professionals having agreements with FDC   .

SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 28, 1998 PROSPECTUS
The following information supplements similar information found in "Who May Want to Invest" on page P-3.
6. Insurance company employee benefit plan programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business. The following information replaces similar information found in "Who May Want to Invest" on page P-3.
For purchases made by managed account programs, insurance company separate accounts or insurance company employee benefit plan programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   The following information found in "Expenses" on page P-3 is no longer applicable.

                                                            INSTITUTIONAL CLASS

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00


The following information replaces similar information for CONSUMER INDUSTRIES, CYCLICAL INDUSTRIES, and UTILITIES GROWTH found in
"Expenses" on page P-4.


                                      OPERATING EXPENSES               EXAMPLES
CONSUMER INDUSTRIES  MANAGEMENT FEE                          0.59%  1 YEAR     $13

                     12B-1 FEE                              NONE    3 YEARS    $40

                     OTHER EXPENSES  (AFTER REIMBURSEMENT)   0.66%  5 YEARS    $69

                     TOTAL OPERATING EXPENSES                1.25%  10 YEARS   $151

CYCLICAL INDUSTRIES  MANAGEMENT FEE                          0.59%  1 YEAR     $13

                     12B-1 FEE                              NONE    3 YEARS    $40

                     OTHER EXPENSES (AFTER REIMBURSEMENT)    0.66%  5 YEARS    $69

                     TOTAL OPERATING EXPENSES                1.25%  10 YEARS   $151

UTILITIES GROWTH     MANAGEMENT FEE                          0.59%  1 YEAR     $13

                     12B-1 FEE                              NONE    3 YEARS    $40

                     OTHER EXPENSES  (AFTER REIMBURSEMENT)   0.66%  5 YEARS    $69

                     TOTAL OPERATING EXPENSES                1.25%  10 YEARS   $151


The following information replaces similar information found in "Expenses" on page P-5.
A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding table would have been:
                     INSTITUTIONAL CLASS

CONSUMER INDUSTRIES   1.23%

CYCLICAL INDUSTRIES   N/A

FINANCIAL SERVICES    1.13%

HEALTH CARE           1.04%

NATURAL RESOURCES     0.91%

TECHNOLOGY            1.07%

UTILITIES GROWTH      1.22%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:
                             EFFECTIVE
                             DATE

CONSUMER INDUSTRIES   1.25%  12/1/98

CYCLICAL INDUSTRIES   1.25%  12/1/98

FINANCIAL SERVICES    1.25%  12/1/98

HEALTH CARE           1.25%  12/1/98

NATURAL RESOURCES     1.25%  12/1/98

TECHNOLOGY            1.25%  12/1/98

UTILITIES GROWTH      1.25%  12/1/98

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:
                     OTHER     TOTAL
                     EXPENSES  EXPENSES

CONSUMER INDUSTRIES  1.19%     1.78%

CYCLICAL INDUSTRIES  2.94%     3.53%

UTILITIES GROWTH     0.87%     1.46%

The following information replaces similar information found in the "Charter" section under "FMR and Its Affiliates" on page P-14.
Peter Saperstone is manager of Advisor Utilities Growth, which he has managed since October 1998. He also manages other Fidelity funds. Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.
The following information replaces similar information found in "How to Buy Shares" on page P-21.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts* $500
Through regular investment plans** $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts* None
* THESE LOWER MINIMUMS APPLY TO FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS. ** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE P-24.
The following information replaces similar information found in "Investor Services" on page P-25.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100

   The following information found in "Transaction Details" on page P-28 is no longer applicable.
       FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE
FEE    of $12.00 from accounts with a value of less than $2,500,
subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.


SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
SEPTEMBER 28, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" ON PAGE 44. CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies in those sales of shares. The sales charge will not apply:
1. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) with at least $25 million or more in plan assets;
2. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) investing through an insurance company separate account used to fund annuity contracts;
3. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) investing through a trust institution, bank trusts department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) and accounts managed by third parties do not qualify for this waiver;
6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;
7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;
   or
8. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with
FDC   .
THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "INSTITUTIONAL CLASS SHARES ONLY" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 45.
6. Insurance company employee benefit plan programs (including 403(b) programs, but otherwise as defined in ERISA) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business. For purchases made by managed account programs, insurance company separate accounts or insurance company employee benefit programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 46.
Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
   THE FOLLOWING INFORMATION FOUND IN "CONTRACTS WITH FMR AFFILIATES" ON PAGE 59 IS NO LONGER APPLICABLE.
   FIIOC also collects small account fees from certain accounts with balances of less than $2,500.